Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock issued to directors, shares (in shares)	125,063	68,816	207,000
Common stock issued for 401(k) match, shares (in shares)	898,894	978,964	685,000
Stock-based compensation units distributed (in shares)		2,192,795	1,653,000
Incentive Compensation Distributed (in Share)	1,432,323
Common Stock, Dividends, Per Share, Cash Paid	$ 0.0375	$ 0.0375	$ 0.0375
Preferred Stock, Dividends Per Share, Declared	$ 2.63	$ 2.63	$ 2.63
Common stock issued to Alexco Resource Corp. shareholders ( in shares)		17,992,875
Common stock issued to settle the acquired silver stream (in shares)		34,800,990
Common stock issued under ATM program , shares	10,645,198	3,860,199
Stock Issued During Period, Shares, Employee Benefit Plan	249,500	2,190,000	4,500,000
Number of series B preffered stock coverted	40	40
Common stock issued upon conversion of series B preffered stock	128	128
Common stock issued to ATAC Resources Ltd. Shares	3,676,904